STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	8 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical)
Common stock issued to founders for cash price per share	$ 0.001
Common stock issued for bridge debt price per share					$ 0.850	$ 0.850
Preferred Stock Issued for Bridge Debt per share price					$ 1,000
Preferred Stock Issued for cash per share price		$ 1,000	$ 1,000	$ 1,000	$ 1,000